Retirement Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [Line Items]
Expected contributions to defined benefit plans for the fiscal year ending March 31, 2020	¥ 14,478
Contributions charged to expense for the Employees' Pension Insurance Plan	11,997	¥ 10,994	¥ 11,139
Selling, general and administrative expense [member]
Disclosure of defined benefit plans [Line Items]
Contributions charged to expense for the Employees' Pension Insurance Plan	¥ 39,263	¥ 37,692	¥ 37,990
Average life expectancy at age 60 [member]
Disclosure of defined benefit plans [Line Items]
Current average remaining life expectancy of individual male employees retiring at age 60	24 years	24 years	23 years
Current average remaining life expectancy of individual female employees retiring at age 60	29 years	29 years	28 years
Retirement benefit trusts [member] | Equity investments where voting rights were retained [member]
Disclosure of defined benefit plans [Line Items]
Fair values of equity instruments where company retained voting rights	¥ 479,874	¥ 515,890
Fair values of equity instruments where company retained voting rights, percentage of fair values of plan assets	29.20%	31.70%